                                                  ------------------------------
                                                           OMB APPROVAL
                                                  ------------------------------
                                                  OMB Number:          3235-0006
                                                  Expires:     December 31, 2006
                                                  Estimated average burden hours
                                                  per response............. 22.8
                                                  ------------------------------

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F
                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2008

Check here if Amendment [ ]; Amendment Number: _________

     This Amendment (Check only one): [ ] is a restatement.
                                      [ } adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Fountainhead Partners, L.P.
Address: 2201 E. Lamar, Ste. 260
         Arlington, TX 76006

From 13F File Number: 28-10642

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:  L. Scott Rand
Title: Chief Investment Officer
Phone: 817-649-2100

Signature, Place, and Date of Signing:


L. Scott Rand                      Arlington, TX           February 13, 2009
--------------------------   -----------------------   -------------------------
[Signature]                          [City]                      [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0
Form 13F Information Table Entry Total:           60
Form 13F Information Table Value Total:       97,045
                                          (thousands)

List of Other Included Managers

Provide a number list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                           FORM 13F INFORMATION TABLE

             COLUMN 1               COLUMN 2   COLUMN 3 COLUMN 4     COLUMN 5      COLUMN 6  COLUMN 7       COLUMN 8
             --------             ----------- --------- -------- ---------------- ---------- -------- -------------------
                                                                                                        VOTING AUTHORITY
                                     TITLE                VALUE  SHRS OR SH/ PUT/ INVESTMENT   OTHER  -------------------
          NAME OF ISSUER            OF CLASS    CUSIP   (x$1000) PRN AMT PRN CALL DISCRETION MANAGERS   SOLE  SHARED NONE
          --------------          ----------- --------- -------- ------- --- ---- ---------- -------- ------- ------ ----
3M                                COMMON      88579Y101   1,151   20,000 SH       SOLE       N/A       20,000
Altra Holdings Inc                COMMON      02208R106   2,017  255,000 SH       SOLE       N/A      255,000
American Eagle Outfitters         COMMON      02553E106   3,267  349,000 SH       SOLE       N/A      349,000
American Express                  COMMON      025816109     742   40,000 SH       SOLE       N/A       40,000
American Express                  COMMON      025816109     742   40,000 SH   PUT SOLE       N/A
American Intl Group               COMMON      026874107     157  100,000 SH  CALL SOLE       N/A
Baker Hughes Inc                  COMMON      057224107   1,604   50,000 SH       SOLE       N/A       50,000
Boeing Co                         COMMON      097023105     768   18,000 SH       SOLE       N/A       18,000
Bronco Drilling Co Inc            COMMON      112211107   1,744  270,000 SH       SOLE       N/A      270,000
Build A Bear                      COMMON      120076104   4,056  834,600 SH       SOLE       N/A      834,600
Carlisle Cos Inc                  COMMON      142339100   1,242   60,000 SH       SOLE       N/A       60,000
Children's Place                  COMMON      168905107   1,626   75,000 SH       SOLE       N/A       75,000
Crane Co                          COMMON      224399105     862   50,000 SH       SOLE       N/A       50,000
Culp Inc                          COMMON      230215105     872  440,190 SH       SOLE       N/A      440,190
Cypress Semiconductor             COMMON      232806109   1,341  300,000 SH       SOLE       N/A      300,000
Dover Corp                        COMMON      260003108     988   30,000 SH       SOLE       N/A       30,000
DR Horton                         COMMON      23331A109   3,782  535,000 SH       SOLE       N/A      535,000
DR Horton                         COMMON      23331A109   1,237  175,000 SH  CALL SOLE       N/A
EMC Corp Mass                     COMMON      268648102   1,571  150,000 SH       SOLE       N/A      150,000
Emerson Elec Co                   COMMON      291011104   1,464   40,000 SH       SOLE       N/A       40,000
Family Dollar                     COMMON      307000109   1,043   40,000 SH       SOLE       N/A       40,000
Family Dollar                     COMMON      307000109   1,043   40,000 SH   PUT SOLE       N/A
Gap Inc Del                       COMMON      364760108   2,009  150,000 SH       SOLE       N/A      150,000
Gap Inc Del                       COMMON      364760108   2,009  150,000 SH   PUT SOLE       N/A
Goldman Sachs                     COMMON      38141G104     346    4,100 SH       SOLE       N/A        4,100
Harley Davidson Inc               COMMON      412822108   3,818  225,000 SH       SOLE       N/A      225,000
Highland Cr Strat FD              COMMON      43005Q107   1,026  180,000 SH       SOLE       N/A      180,000
Hillenbrand Inc                   COMMON      431571108     667   40,000 SH       SOLE       N/A       40,000
Home Depot Inc                    COMMON      437076102   1,151   50,000 SH       SOLE       N/A       50,000
Illinois Tool Wks Inc             COMMON      452308109   1,928   55,000 SH       SOLE       N/A       55,000
Intel Corp                        COMMON      458140100   3,445  235,000 SH       SOLE       N/A      235,000
Intel Corp                        COMMON      458140100   2,932  200,000 SH  CALL SOLE       N/A
John Bean Tech Corp               COMMON      477839104   1,634  200,000 SH       SOLE       N/A      200,000
Lam Research Corp                 COMMON      512807108     936   44,000 SH       SOLE       N/A       44,000
Lennar Corp                       COMMON CL B 526057302     972  150,000 SH       SOLE       N/A      150,000
Lincare                           COMMON      532791100     889   33,000 SH       SOLE       N/A       33,000
Miller Herman Inc                 COMMON      600544100   1,882  144,465 SH       SOLE       N/A      144,465
Mueller Inds Inc                  COMMON      624756102   1,003   40,000 SH       SOLE       N/A       40,000
Nabors Inds Ltd                   SHS         G6359F103   1,496  125,000 SH       SOLE       N/A      125,000
Nucor Corp                        COMMON      670346105   1,155   25,000 SH       SOLE       N/A       25,000
Penny J C Inc                     COMMON      708160106   2,069  105,000 SH       SOLE       N/A      105,000
Qlogic Corp                       COMMON      747277101   2,554  190,000 SH       SOLE       N/A      190,000
Qlogic Corp                       COMMON      747277101     806   60,000 SH   PUT SOLE       N/A
Radioshack Corp                   COMMON      750438103     418   35,000 SH       SOLE       N/A       35,000
Radioshack Corp                   COMMON      750438103     418   35,000 SH   PUT SOLE       N/A
Robert Half Intl Inc              COMMON      770323103   1,874   90,000 SH       SOLE       N/A       90,000
Rockwell                          COMMON      773903109   1,612   50,000 SH       SOLE       N/A       50,000
Sealy Corp                        COMMON      812139301     750  298,700 SH       SOLE       N/A      298,700
Select Sector SPDR Tr - Financial COMMON      81369Y605   7,512  600,000 SH  CALL SOLE       N/A
Stanley Wks                       COMMON      854616109   1,364   40,000 SH       SOLE       N/A       40,000
Staples Inc                       COMMON      855030102   1,971  110,000 SH       SOLE       N/A      110,000

             COLUMN 1               COLUMN 2   COLUMN 3 COLUMN 4     COLUMN 5      COLUMN 6  COLUMN 7       COLUMN 8
             --------             ----------- --------- -------- ---------------- ---------- -------- -------------------
                                                                                                        VOTING AUTHORITY
                                     TITLE                VALUE  SHRS OR SH/ PUT/ INVESTMENT   OTHER  -------------------
          NAME OF ISSUER            OF CLASS    CUSIP   (x$1000) PRN AMT PRN CALL DISCRETION MANAGERS   SOLE  SHARED NONE
          --------------          ----------- --------- -------- ------- --- ---- ---------- -------- ------- ------ ----
Sysco Corp                        COMMON      871829107   1,262   55,000 SH       SOLE       N/A       55,000
Texas Instrs Inc                  COMMON      882508104   1,180   76,000 SH       SOLE       N/A       76,000
Trueblue Inc                      COMMON      89785X101   1,914  200,000 SH       SOLE       N/A      200,000
Unit Corp                         COMMON      909218109   1,336   50,000 SH       SOLE       N/A       50,000
United  Parcel Service            COMMON CL B 911312106   1,655   30,000 SH       SOLE       N/A       30,000
Verigy Ltd                        SHS         Y93691106   2,147  223,200 SH       SOLE       N/A      223,200
Walgreens Co                      COMMON      931422109   1,480   60,000 SH       SOLE       N/A       60,000
Western Digital Corp              COMMON      909218109   1,186  103,600 SH       SOLE       N/A      103,600
Williams Sonoma Inc               COMMON      969904101     920  117,000 SH       SOLE       N/A      117,000